Share Based Payments - Management board and employees Options and RSUs grants awarded and exercises (Details) € / shares in Units, $ / shares in Units, € in Thousands, SFr in Thousands			3 Months Ended	9 Months Ended
	Sep. 05, 2021 CHF (SFr) USD ($) installment	Jul. 31, 2021 CHF (SFr) installment	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) tranche $ / shares shares	Sep. 30, 2021 USD ($) € / shares shares	Sep. 30, 2020 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares | €						€ 23,209
Number of installments | installment	4
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				75,000
Trading days				20 days
Exercise price | $ / shares				$ 11.60
Incremental fair value				$ 226,000
2019 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration Date				10 years
Dividend payments				$ 0
Weighted average fair value of RSUs granted | $ / shares			$ 11.45	$ 10.98
Weighted average fair value of share options granted | $ / shares			$ 0	$ 7.47
2019 Plan | Supervisory board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares | SFr	SFr 1,000	SFr 1,000
Number of installments | installment		14
2019 Plan | Supervisory board members | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares | SFr		SFr 1,000
2019 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted				173,740
RSUs vested and are exercisable			174,660	174,660	174,660
No of RSUs exercised during the period				253,430
Weighted average share price of RSUs exercised during the period | $ / shares				$ 11.66
Number of other equity instruments granted in share-based payment arrangement				173,740
2019 Plan | RSUs | Supervisory board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	324,000
Number of other equity instruments granted in share-based payment arrangement	324,000
2019 Plan | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				30,152
Trading days				20 days
Exercise price | $ / shares				$ 12.52
No of options vested during the period | shares			115,758	115,758	115,758
2019 Plan | Options | Vesting in three tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
No of options vested during the period | shares			15,000	15,000	15,000
Equity share option 2017 (Equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
No of options vested during the period | shares			408,836	408,836	408,836
No of options exercised during the period				140,169
Weighted average share price of options exercised during the period | (per share)				$ 11.67	€ 0.12
RSU Granted One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards				105,804
Number of tranches | tranche				4
Vesting period				4 years
Expiration Date				10 years
RSU Granted Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards				30,000
Number of tranches | tranche				3
Vesting period				3 years
Expiration Date				10 years
RSU Granted Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards				15,000
Number of tranches | tranche				3
Expiration Date				10 years
RSU Granted Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards				22,936
Number of tranches | tranche				4
Vesting period				4 years
Expiration Date				10 years
Options Granted One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards				15,152
Number of tranches | tranche				4
Vesting period				4 years
Expiration Date				10 years
Options Granted Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards				15,000
Number of tranches | tranche				3
Vesting period				3 years
Expiration Date				10 years